Cohen & Steers Realty Shares, Inc.

CLASS A (CSJAX), CLASS C (CSJCX), CLASS F (CSJFX), CLASS I (CSJIX), CLASS L (CSRSX), CLASS R (CSJRX) AND CLASS Z (CSJZX) SHARES

1166 AVENUE OF THE AMERICAS, 30TH FLOOR
NEW YORK, NEW YORK 10036
PROSPECTUS
Advisor
Cohen & Steers Capital Management, Inc.
1166 Avenue of Americas, 30th Floor
New York, New York 10036
Telephone: (212) 832-3232
Transfer Agent
SS&C GIDS, Inc.
P.O. Box 219953
Kansas City, MO 64121-9953
Telephone: (800) 437-9912
May 1, 2025
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

Cohen & Steers Realty Shares, Inc.

Summary Section

Investment Objective
The investment objective of Cohen & Steers Realty Shares, Inc. (the “Fund”) is total return through investment in real estate securities.

Fund Fees and Expenses
This table describes the fees and expenses that you could pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers open-end mutual funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class I, Class L or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Class F shares are currently not available for purchase.
	Class A	Class C	Class F(1)	Class I	Class L	Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None(2)	1.00%(3)	None	None	None	None	None

	Class A	Class C	Class F(1)	Class I	Class L	Class R	Class Z
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

	Class A	Class C	Class F(1)	Class I	Class L	Class R	Class Z
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	0.50%	None
Other Expenses:
Shareholder Service Fee	0.10%	0.25%	None	0.08%(4)	0.10%	None	None
Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Other Expenses	0.18%	0.33%	0.08%	0.16%	0.18%	0.08%	0.08%
Total Annual Fund Operating Expenses(5)	1.18%	1.83%	0.83%(6)	0.91%	0.93%	1.33%	0.83%
Fee Waiver/Expense Reimbursement(5)	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.05)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(5)	1.15%	1.80%	0.80%(6)	0.88%	0.88%	1.30%	0.80%

(1)
Class F shares are currently not available for purchase.
(2)
There is a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.
(3)
For Class C shares, the maximum deferred sales charge does not apply after one year.
(4)
The maximum shareholder service fee for Class I shares is 0.10%.
(5)
Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2026, so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class F shares, 0.88% for Class I shares, 0.88% for Class L shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
(6)
The total annual fund operating expenses for Class F shares are estimated.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2026 (through June 30, 2026, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$805	$1,067	$1,814
Class F Shares	$82	$261	$457	$1,022
Class I Shares	$90	$287	$500	$1,116
Class L Shares	$90	$289	$507	$1,133
Class R Shares	$132	$418	$725	$1,598
Class Z Shares	$82	$261	$457	$1,022
Class C Shares Assuming redemption at the end of the period	$283	$572	$987	$2,145
Class C Shares Assuming no redemption at the end of the period	$183	$572	$987	$2,145

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The Advisor adheres to a bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making.
Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks and other equity securities issued by real estate companies. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.
The Fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

Principal Risks of Investing in the Fund
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk
Your investment in Fund shares represents an indirect investment in the REIT shares and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Common Stock Risk
Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Real Estate Market Risk
Since the Fund concentrates its assets in companies engaged in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.
REIT Risk
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940 (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) Securities Risk
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Small- and Medium-Sized Companies Risk
Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
Preferred Securities Risk
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Active Management Risk
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Non-Diversification Risk
As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Market Disruption and Geopolitical Risk
Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.
Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.
The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
The rapid development and increasingly widespread use and regulation of artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, or is it possible to determine the full extent of current or future risks related thereto.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Regulatory Risk
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.
Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cyber Security Risk
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to detect and prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the Advisor may have limited ability to detect and prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect and prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Shareholder Concentration Risk
The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Investment Companies Risk
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act, permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class L shares. Prior to July 1, 2019, the Fund had only one class of shares outstanding, those shares have been redesignated as “Class L” shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the broad-based market index, the table shows performance of a linked benchmark (the “Linked Benchmark”). The Linked Benchmark is represented by the performance of the FTSE Nareit Equity REITs Index through March 31, 2019 and the FTSE Nareit All Equity REITs Index thereafter. The FTSE Nareit Equity REITs Index contains all tax-qualified real estate investment trusts (REITs) except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.

Class L Shares
Annual Total Returns(1)

Highest quarterly return during this period:	17.20%	quarter ended	March 31, 2019
Lowest quarterly return during this period:	-22.83%	quarter ended	March 31, 2020

(1) The annual total returns for Class A, C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class L shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.
Average Annual Total Returns
(for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years
Class L Shares
Return Before Taxes	6.50%	4.51%	6.55%
Return After Taxes on Distributions	5.81%	3.26%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares	4.01%	3.21%	4.48%
Class A Shares
Return Before Taxes	1.44%	3.28%	N/A(1)
Class C Shares
Return Before Taxes	4.54%	3.56%	N/A(1)
Class I Shares
Return Before Taxes	6.52%	4.51%	N/A(1)
Class R Shares
Return Before Taxes	6.07%	4.08%	N/A(1)
Class Z Shares
Return Before Taxes	6.60%	4.60%	N/A(1)
Linked Benchmark (reflects no deduction for fees, expenses or taxes)	4.92%	3.29%	5.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.52%	13.10%

(1)
The inception date for Class A, Class C, Class I, Class R and Class Z shares is July 1, 2019. Since inception and through December 31, 2024, Class A, Class C, Class I, Class R and Class Z share had a return before taxes of 4.71%, 4.91%, 5.87%, 5.43% and 5.96%, respectively.
After-tax returns are shown for Class L shares only. After-tax returns for Class A, C, I, R and Z shares will vary. Class F shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Investment Management
Advisor
Cohen & Steers Capital Management, Inc.
Portfolio Managers
The Fund’s portfolio managers are:
Jason Yablon—Executive Vice President of the Advisor. Mr. Yablon has been a portfolio manager of the Fund since 2013.
Mathew Kirschner—Senior Vice President of the Advisor. Mr. Kirschner has been a portfolio manager of the Fund since 2020.
Jon Cheigh—President and Chief Investment Officer of the Advisor. Mr. Cheigh has been a portfolio manager of the Fund since 2012.
Ji Zhang—Senior Vice President of the Advisor. Ms. Zhang has been a portfolio manager of the Fund since 2024.

Purchase and Sale of Fund Shares
	Class A and C Shares	Class I Shares	Class L Shares	Class F, R and Z Shares
Minimum Initial Investment	● No minimum	● $100,000 (aggregate for registered advisors)	● $10,000 (aggregate for registered advisors)	● No minimum
Minimum Subsequent Investment	● No minimum ● $100 for Automatic Investment Plans	● No minimum ● $500 for Automatic Investment Plans	● No minimum ● $500 for Automatic Investment Plans	● No minimum ● $50 for Automatic Investment Plans
Class F shares are currently not available for purchase. You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (“NYSE”) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the “Distributor”). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.
Please mail the signed Subscription Agreement to:
SS&C GIDS, Inc.
Cohen & Steers Funds
P.O. Box 219953

Kansas City, MO 64121-9953
Phone: (800) 437-9912

Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged arrangements may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial representative to recommend the Fund over another investment. Ask your individual financial representative or visit your financial intermediary’s website for more information.

Investment Objective, Principal Investment Strategies and Related Risks

Objective
The investment objective of the Fund is total return through investment in real estate securities. In pursuing its investment objective, the Fund seeks both capital appreciation and current income. The Fund will concentrate its investments in the real estate industry. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objective.

Principal Investment Strategies
The Advisor adheres to a bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-NAV, cash flow multiple/growth ratios and a DDM. Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific ESG outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making.
The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s SAI.

Real Estate Companies
For purposes of the Fund’s investment policies, a real estate company is one that:
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derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land;
or
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has at least 50% of its assets invested in such real estate.
Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its total assets in a portfolio of equity securities issued by real estate companies (including REITs and REIT-like entities).
The equity securities in which the Fund invests can consist of:
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common stocks;
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rights or warrants to purchase common stocks;
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securities convertible into common stocks where the conversion feature represents, in the Advisor's view, a significant element of the securities’ value;
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preferred stocks;
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private investments in public equity (“PIPEs”); and
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real estate private placements.
Real Estate Investment Trusts
REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, U.S. REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by U.S. REITs generally will not be eligible for the dividends-received deduction, and are generally not considered “qualified dividend income” (“QDI”) eligible for reduced rates of taxation for U.S. federal income tax purposes but may be considered to be “qualified REIT dividends” eligible for a 20% deduction for non-corporate taxpayers. Unless extended by Congress, this deduction for qualified REIT dividends will not be available for tax years beginning after December 31, 2025 and thereafter such dividends would be taxed in the same manner as other dividends, as discussed in this prospectus. Until the end of 2025, “qualified REIT dividends” are treated as eligible for a 20% deduction by non-corporate taxpayers. Qualified REIT dividends are dividends received from REITs that are neither capital gain dividends nor are eligible for treatment as QDI, and with respect to which the REIT shareholder meets certain other requirements. The Fund is permitted to pass through qualified REIT dividends to its shareholders, provided the shareholders meet certain holding period and other requirements with respect to their shares. See “Additional Information—Tax Considerations” in this Prospectus and “Taxation” in the SAI.

REITs can generally be classified as equity REITs or mortgage REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. The Fund invests primarily in equity REITs.
Foreign (Non-U.S.) Securities and Depositary Receipts
The Fund may invest up to 20% of its total assets in securities of non-U.S. real estate companies, including investments in such companies in the form of ADRs, GDRs and EDRs. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. The Fund may invest in foreign issuers in both developed and emerging markets.
Preferred Stocks
The Fund may invest in preferred stocks. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that a company must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred shareholders must be fully repaid on their investments before common shareholders can receive any money from the company. Preferred shareholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.
Investment Restrictions
Except as otherwise stated, all percentage restrictions referenced in this Prospectus or the SAI are measured at the time of investment. If a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from market movements will not be considered a violation of the restriction.

Principal Risks of Investing in the Fund
This section contains a discussion of the general risks of investing in the Fund. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the FDIC or by any bank or governmental agency.
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the REIT shares and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Common Stock Risk
Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Real Estate Market Risk
The Fund will not invest in real estate directly, but will invest in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:
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declines in the value of real estate;
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risks related to general and local economic conditions;
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possible lack of availability of mortgage funds;
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overbuilding;
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extended vacancies of properties;
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increased competition;
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increases in property taxes and operating expenses;
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changes in zoning laws;
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losses due to costs resulting from the clean-up of environmental problems;
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liability to third parties for damages resulting from environmental problems;

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casualty or condemnation losses;
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limitations on rents;
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changes in neighborhood values and the appeal of properties to tenants;
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changes in interest rates;
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falling home prices;
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failure of borrowers to pay their loans;
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early payment or restructuring of mortgage loans;
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slower mortgage origination; and
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rising construction costs.
Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
REIT Risk
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Foreign (Non-U.S.) Securities Risk
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:
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foreign economic, financial, political and social developments, such as, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics);
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different legal systems;
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the possible imposition of exchange controls or other foreign governmental laws or restrictions;
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less governmental supervision;
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regulation changes;
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less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;

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high and volatile rates of inflation;
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foreign currency devaluation;
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fluctuating interest rates; and
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different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:
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the possibility of expropriation of assets;
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confiscatory taxation;
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difficulty in obtaining or enforcing a court judgment;
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economic, political or social instability; and
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diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:
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growth of gross domestic product;
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rates of inflation;
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capital reinvestment;
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resources;
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self-sufficiency; and
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balance of payments position.
To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.
Certain non-U.S. real estate companies in which the Fund invests may constitute “passive foreign investment companies.” See “Additional Information—Tax Considerations” in this Prospectus and “Taxation” in the SAI. This may subject the Fund to U.S. federal tax and interest charges, or may cause the Fund to recognize taxable income without a corresponding receipt of cash. The Fund may be required to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements for qualification as a regulated investment company (“RIC”).
Small- and Medium-Sized Companies Risk
Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
Preferred Securities Risk
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; special redemption rights and regulatory risk.
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Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.
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Credit and Subordination Risk. Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
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Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. Interest rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that domestic or global economic policies will change). Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.

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Prepayment and Extension Risk. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.
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Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.
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Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. During periods of high volatility, the Fund may experience increased redemptions, requiring it to liquidate securities when it is difficult to do so.
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Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board of directors. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
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Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Regulatory Risk” below.
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New Types of Securities. From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Active Management Risk
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Non-Diversification Risk
As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Market Disruption and Geopolitical Risk
Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.
Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system.

These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.
The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
The rapid development and increasingly widespread use and regulation of AI Technologies may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, or is it possible to determine the full extent of current or future risks related thereto.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Regulatory Risk
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.
Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cyber Security Risk
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to detect and prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the Advisor may have limited ability to detect and prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect and prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Shareholder Concentration Risk
The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Investment Companies Risk
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act, permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.

Additional Investment Information
In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI. These investment practices may subject the Fund to additional risks. Please review this section and the SAI for more information about the additional investment practices and their associated risks.
Illiquid Securities
Illiquid investments are generally investments that a fund cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid. Such investments may include private investments in public equity and real estate private placements.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in the Fund’s investments.
Defensive Position
When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective. In addition, the Fund may be required to hold more cash than anticipated to support its derivative positions, which could have a negative impact on returns.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which is available to the public within 60 days after the end of the quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at www.sec.gov. The Fund’s full portfolio holdings are published semi-annually in reports filed with the SEC on Form N-CSR and such reports are made available at www.cohenandsteers.com/fund-literature generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the website, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a publicly available report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on www.cohenandsteers.com or by calling 800-330-7348.

Management of the Fund

The Advisor
The Advisor, a registered investment advisor located at 1166 Avenue of the Americas, 30th Floor, New York, New York 10036, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2025, the Advisor managed approximately $87.6 billion in assets. The Advisor is a wholly-owned subsidiary of Cohen & Steers, Inc. (“CNS”), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”
Under its investment advisory agreement (the “Investment Advisory Agreement”) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor also performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.
For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund up to $8.5 billion and 0.70% of such assets in excess of $8.5 billion. This fee is allocated among the separate classes based on each class’s proportionate shares of such average daily net assets. The Fund’s effective investment advisory fee during 2024 was 0.71% of average daily net assets.
In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor, which also serves as the Fund’s administrator, a monthly fee at the annual rate of 0.04% of the average daily net assets for administration services. The Fund’s co-administrator, State Street Bank and Trust Company, also performs certain administrative services for the Fund.
The Advisor has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2026 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class F shares, 0.88% for Class I shares, 0.88% for Class L shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Advisor and the Fund.
A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement is available in the Fund’s N-CSR Filing for the period ended June 30, 2024.

Portfolio Managers
The Fund’s portfolio managers are:
Jason Yablon—Mr. Yablon joined the Advisor in 2004 and currently serves as Executive Vice President of the Advisor. He is based in New York.
Mathew Kirschner—Mr. Kirschner joined the Advisor in 2004 and currently serves as Senior Vice President of the Advisor. Mr. Kirschner is a Chartered Financial Analyst charterholder. He is based in New York.
Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as President and Chief Investment Officer of the Advisor. He is based in New York.
Ji Zhang—Ms. Zhang joined the Advisor in 2018 and currently serves as Senior Vice President of the Advisor. Ms. Zhang is a Chartered Financial Analyst charterholder. She is based in New York.
The Advisor utilizes a team-based approach in managing the Fund. Messrs. Yablon, Kirschner and Cheigh and Ms. Zhang direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team.
The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

Pricing of Fund Shares

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge.

Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.
The Fund calculates its NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase or redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. The Fund determines NAV per share for each class by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of that class.
Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on an exchange are valued at their settlement price at the close of trading on their primary exchange. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. OTC interest rate swaps are valued utilizing quotes received from a third-party pricing service. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. OTC options are valued based upon prices provided by a third-party pricing service or counterparty.
Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures approved by the Board of Directors as described below.
Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the Advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the Advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.
Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the Advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.
The Board of Directors has designated the Advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the Advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The Advisor has established a valuation committee (“Valuation Committee”) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities for which market prices are unavailable, or securities for which the Advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.
Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.
The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.
Since the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

How to Purchase, Exchange and Sell Fund Shares

Purchase Minimums
	Class A and C Shares	Class I Shares	Class L Shares	Class F, R and Z Shares
Minimum Initial Investment	● No minimum	● $100,000 (aggregate for registered advisors)	● $10,000 (aggregate for registered advisors)	● No minimum
Minimum Subsequent Investment	● No minimum ● $100 for Automatic Investment Plans	● No minimum ● $500 for Automatic Investment Plans	● No minimum ● $500 for Automatic Investment Plans	● No minimum ● $50 for Automatic Investment Plans
Class F shares are currently not available for purchase. The Fund reserves the right to change or waive its investment minimum requirements.
Purchasing the Class of Fund Shares that is Best for You
This Prospectus offers six separate classes of shares (Class F shares are currently not available for purchase) to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the fees listed below and other features to suit your investment needs. Because each investor’s financial considerations are different, you should speak with your financial intermediary representative to help you decide which share class is best for you.
	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class L Shares	Class R Shares	Class Z Shares
Eligibility	Generally available through financial intermediaries	Generally available through financial intermediaries	Available through financial intermediaries with a selling agreement with the Distributor
Limited to:
● Current
Institutional
shareholders
that meet
certain
requirements
● Certain
employer-
sponsored
retirement
and benefit
plans
● Participants
in certain
programs
sponsored by
the Advisor
or its
affiliates or
other
financial
intermediaries
● Clients of
financial
					Generally available through financial intermediaries	Available through certain group retirement and benefit plans Generally not available for purchase by traditional and Roth individual retirement accounts known as “IRAs”
Available
through
certain group
retirement and
benefit plans
with a selling
agreement
with the
Distributor
Generally not
available for
purchase by
traditional and
Roth
individual
retirement
accounts
known as
“IRAs”

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class L Shares	Class R Shares	Class Z Shares

intermediaries
who have an
agreement
with the
Fund’s
Distributor
to offer the
Fund’s shares
on a
brokerage
platform
when such
financial
intermediary
is acting as
an agent for
the client
● Certain
employees of
the Advisor
or its
affiliates

Minimum Investment[1]	Initial investment: ● No minimum Subsequent investment: ● No minimum ● $100 for Automatic Investment Plans	Initial investment: ● No minimum Subsequent investment: ● No minimum ● $100 for Automatic Investment Plans	Initial investment: ● No minimum Subsequent investment: ● No minimum ● $50 for Automatic Investment Plans	Initial investment: ● $100,000 (aggregate for registered advisors) Subsequent investment: ● No minimum ● $500 for Automatic Investment Plans	Initial investment: ● $10,000 (aggregate for registered advisors) Subsequent investment: ● No minimum ● $500 for Automatic Investment Plans	Initial investment: ● No minimum Subsequent investment: ● No minimum ● $50 for Automatic Investment Plans	Initial Investment: ● No minimum Subsequent investment: ● No minimum ● $50 for Automatic Investment Plans
Initial Sales Charge[2]	Yes. Paid at the time you purchase your investment. Larger purchases may receive a lower sales charge	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund
Contingent Deferred Sales Charge (“CDSC”)[3]	No. (You may pay a deferred sales charge for purchases of $1 million or more that are redeemed within 1 year of purchase)	Yes. If you redeem your shares within 1 year of purchase you will be charged a 1% CDSC	No	No	No	No	No
Distribution (12b-1) Fees[4]	0.25%	0.75%	None	None	None	0.50%	None
Shareholder	Up to 0.10%	Up to 0.25%	None	Up to 0.10%	Up to 0.10%	None	None

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class L Shares	Class R Shares	Class Z Shares
Service Fees[5]
Redemption Fee	No	No	No	No	No	No	No
Advantages	● You may qualify for a reduced initial sales charge due to the size of your investment
● No initial
sales charge,
so all of your
assets are
initially
invested
● If you hold
your shares
for at least
one year
from the
date of
purchase,
you will not
pay a sales
charge
● Class C
shares may
appeal to
investors
who have a
shorter
investment
horizon
relative to
Class A
shares
investors
			● No initial sales charge, so all of your assets are initially invested ● No distribution or shareholder fees	● No initial sales charge, so all of your assets are initially invested ● No distribution fees	● No initial sales charge, so all of your assets are initially invested ● No distribution fees	● No initial sales charge, so all of your assets are initially invested ● No shareholder service fees	● No initial sales charge, so all of your assets are initially invested ● No distribution or shareholder service fees
Disadvantages
● You pay a
sales charge
up front and
therefore
own fewer
shares
initially
● You will pay
on-going
distribution
expenses,
which may
result in
lower total
performance
than share
classes that
do not pay
these fees

● You pay a
contingent
deferred
sales charge
if shares are
sold within
one year of
purchase
● You will pay
on-going
distribution
expenses,
which may
result in
lower total
performance
than share
classes that
do not pay
these fees
			● Limited Availability	● Limited Availability	● Limited Availability	● Limited Availability ● You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	● Limited Availability
1
The Fund reserves the right to waive or change its minimum investment requirements.
2
A percentage fee deducted from your initial investment.
3
A percentage fee deducted from your sale proceeds based on the length of time you own your shares.
4
An ongoing annual percentage fee used to pay for distribution expenses. For Class R shares, an ongoing annual percentage fee used to pay for distribution expenses and the cost of servicing shareholder accounts. Except as otherwise noted, Class C shares automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase, thereby lowering the Distribution (12b-1) Fees paid by such Class C shareholders.
5
An ongoing annual percentage fee used to pay for the cost of servicing shareholder accounts.
The Fund does not accept investments from investors with non-U.S. addresses and dealer controlled accounts designated as foreign accounts (“Restricted Accounts”). Existing Restricted Accounts can remain in the Fund, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Fund. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Fund.
The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. In addition, the Fund reserves the right to waive or change its minimum investment requirements.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. In some cases, federal law also requires us to verify and record information that identifies the natural persons who control and beneficially own a legal entity that opens an account. When you open an account, the Fund may request additional information to verify your identity including: names, addresses, dates of birth and other information that will allow us to identify you and certain other natural persons associated with the account. For some legal entity accounts, you will be asked to provide identifying information for one natural person that controls the entity, and for each natural person that beneficially owns 25% or more of the legal entity.
The Fund is also required to obtain information that identifies each authorized signer for an account by requesting the name, residential address, date of birth and social security number for each of your authorized signers.
If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations. If the NAV per share of the Fund has decreased since your purchase, you may lose money as a result of this account closure. You may also incur any applicable sales charge.
The following pages will cover additional details of each share class, including the sales charge tables for Class A shares, reduced sales charge information, Class C share CDSC information, Class F, Class I, Class L, Class R and Class Z information, and sales charge waivers.
Different financial intermediaries may impose different sales charges.  Information on reducing your initial sales charge is available from your financial intermediary, in the Appendix to this Prospectus and in the SAI.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format at www.cohenandsteers.com, in the Appendix to this Prospectus and in the SAI, which is available on the website or upon request.
Except as otherwise noted, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. For more information about the automatic conversion of Class C shares, see “How to Purchase, Exchange and Sell Fund Shares-Class C Shares.”

Class A Shares
Types of Shareholders Qualified to Purchase
Class A shares are generally available through financial intermediaries.
Initial Sales Charges
The following initial sales charges apply to Class A shares:
SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or more	None	None

*
“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.
The initial sales charge does not apply to shares that are purchased with reinvested dividends or other distributions.
CDSC
None, but if you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.
Reducing Your Initial Sales Charge
As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales charge that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales charge. Additional information on reducing your initial sales charge is available from your financial intermediary and in the Appendix to this Prospectus and in the SAI.
Aggregating Accounts
The size of the total investment applies to the total amount being invested by any person, which includes:
●
you, your spouse and children under the age of 21;
●
a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and
●
any U.S. bank or investment advisor purchasing shares for its investment advisory clients.
Rights of Accumulation
A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and Class A and Class C shares of other Cohen & Steers open-end mutual funds (collectively, the “Eligible Funds” and individually, an “Eligible Fund”) already held by such person in order to reduce the sales charge on the new purchase.

To be entitled to a reduced sales charge pursuant to the Rights of Accumulation (“ROA”), you must notify the Fund, your dealer or other financial intermediary at the time of purchase, and give information related to the other account(s).
Letter of Intention
You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other Eligible Funds during a 13-month period in order to reduce the sales charge. All shares of the Fund and other Eligible Funds currently owned will be credited as purchases toward completion of the letter at the greater of their NAV on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, SS&C GIDS, Inc., the Fund’s transfer agent (the “Transfer Agent”), or your dealer or financial intermediary may not maintain this information for periods prior to January 1, 2012. See “Additional Information—Tax Considerations.” Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 13-month period.
The letter is not a binding obligation. However, 5% of the amount specified in the letter will be held in escrow, and if your purchases are less than the amount specified, the Fund will request that you remit the amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If this amount is not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if you had not submitted a letter. Please note that no retroactive adjustment will be made if purchases exceed the amount indicated in the letter.
At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other Eligible Funds that would count toward reducing your sales charge. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other financial intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.
You may obtain more information about sales charge reductions and waivers from www.cohenandsteers.com, the Appendix to this Prospectus, the SAI or your dealer or financial intermediary.
Sales at Net Asset Value
Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and through certain types of investment programs, including no-load networks, platforms or self-directed investment brokerage accounts offered by financial services firms that may or may not charge transaction fees to their clients, that have entered into an agreement with the Distributor to offer Class A shares without a sales charge. IRAs are not eligible to purchase Class A shares at NAV. For more information see the Appendix in this Prospectus and “Sales at Net Asset Value” in the SAI.

Dealer Commission
The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.
Reinstatement Privilege
If you redeem your Class A shares and then decide to reinvest in Class A shares of the Fund or another Eligible Fund, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales charge, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a CDSC, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable CDSC that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. For the purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. In the event that the Fund rejects an exchange request, neither the redemption nor purchase will be processed.  Should an exchange request be rejected, you should submit separate redemption and purchase orders rather than placing an exchange order.

Class C Shares
Types of Shareholders Qualified to Purchase
Class C shares are generally available through financial intermediaries.
Initial Sales Charges
There is no initial sales charge for Class C shares.
CDSC
You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares on or before the one-year anniversary date of their purchase. The Fund’s Distributor collects and retains any applicable CDSC paid. Information on any applicable sales charge discounts is available from your financial intermediary, in the Appendix to this Prospectus and in the section in the SAI titled “Contingent Deferred Sales Charges.”
Dealer Commission
At the time of the initial sale of Class C shares, the Distributor generally pays a financial intermediary from its own resources an upfront commission of 1% of the amount invested. This amount represents a prepayment of the first year’s distribution and shareholder services fees. In the first year following the initial sale, the Fund pays the distribution and shareholder services fees to the Distributor as reimbursement for the Distributor’s upfront commission.  If you redeem your Class C shares on or before the one-year anniversary date of their purchase, you will pay a 1% CDSC. In the first year, the payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid to the financial intermediary. For Class C shares held over a year, the Fund pays the distribution and shareholder services fees to the Distributor, who is responsible for paying financial intermediaries. Please see the “Additional Information—Distribution Plan” and “Additional Information—Shareholder Services Plan” sections of the Prospectus for additional information.
Automatic Conversion of Class C Shares
Except as otherwise noted, Class C shares automatically convert to Class A shares on a monthly basis approximately eight years after the original date of purchase (the “Conversion Date”), thus reducing future annual expenses. Conversions will take place based on the relative NAV of the two classes, without the imposition of any sales charge (including a CDSC), fee or other charge. Automatic conversions of Class C shares to Class A shares are expected to constitute a tax-free exchange for federal income tax purposes.
Class C shares acquired through a reinvestment of dividends and distributions will automatically convert to Class A shares on the Conversion Date for the Class C shares with respect to which they were acquired.
For Class C shares held through a financial intermediary, it is the financial intermediary’s (and not the Fund’s) responsibility to ensure that the investor is credited with the proper holding period. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. For example, the automatic conversion of Class C shares to Class A shares may not apply to shares held through group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold such shares with the Fund in an omnibus account and do not track participant-level share lot aging to facilitate such a conversion.
The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth in the Appendix to this Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding the conversion of your Class C shares to Class A shares.

class F shares
Types of Shareholders Qualified to Purchase
Class F shares are currently not available for purchase. When made available, Class F shares are expected to be available for purchase by financial intermediaries permitted, by contract with the Distributor, to offer shares where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class F shares. Class F shares are not available for purchase by retirement plans.
Initial Sales Charges
There is no initial sales charge for Class F shares.

CDSC
There is no CDSC for Class F shares.

Class I Shares
Types of Shareholders Qualified to Purchase
Class I shares are available for purchase by:
●
retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;
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tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor, including certain health savings accounts (“HSAs”);
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institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;
●
a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 plan fee;
●
registered investment advisors investing on behalf of clients that consist of institutions and/or individuals;
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clients (including individuals, corporations, endowments, foundations and qualified plans) of approved financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services, or who have entered into an agreement with the Distributor to offer Class I shares through an omnibus account, no-load network or platform;
●
investors who purchase through certain “wrap” programs, fee based advisory programs, asset allocation programs and similar programs with approved financial intermediaries;
●
clients of financial intermediaries who have an agreement with the Fund’s Distributor to offer the Fund’s shares on a brokerage platform when such financial intermediary is acting as an agent for the client;
●
current officers, directors and employees (and their Immediate Family Members, as defined below) of the Fund, the Advisor, Cohen & Steers Asia Limited, Cohen & Steers UK Limited, CNS, the Distributor, and to any trust, pension, profit-sharing or other benefit plan for only such persons; and
●
investors having a direct relationship with the Advisor or its affiliates.
If you purchase Class I shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. “Immediate Family Members” refers to such person’s spouse or life partner, parents, grandparents, and children and grandchildren (including step and adoptive relationships).

Waivers of Investment Minimums
The Fund reserves the right to waive any initial investment minimum. Class I investment minimums are waived for the following:
●
certain types of fee based programs and group retirement accounts (e.g., 401(k) plans or employer-sponsored 403(b) plans);
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financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;
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financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charges a transaction fee to its clients;
●
certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans;
●
current officers, directors and employees (and their Immediate Family Members) of the Fund, the Advisor, Cohen & Steers Asia Limited, Cohen & Steers UK Limited, CNS, the Distributor, and any trust, pension, profit-sharing or other benefit plan for only such persons;
●
registered investment advisors clearing through multiple firms having an aggregate $100,000 or more invested in shares of Cohen & Steers open-end mutual funds; and
●
financial intermediaries who have entered into an agreement with the Distributor to offer shares on a brokerage platform when such financial intermediary is acting as an agent for its client.
Initial Sales Charges
There is no initial sales charge for Class I shares.
CDSC
There is no CDSC for Class I shares.

Class L Shares
Types of Shareholders Qualified to Purchase
Class L shares are generally available through financial intermediaries.
Waivers of Investment Minimums
The Fund reserves the right to waive any initial investment minimum. Class L investment minimums are waived for the following:
●
certain types of fee based programs and group retirement accounts (e.g., 401(k) plans or employer-sponsored 403(b) plans);
●
financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;
●
financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charges a transaction fee to its clients;

●
certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans;
●
current officers, directors and employees (and their Immediate Families, as defined below) of the Fund, the Advisor, CNS, the Distributor, and any trust, pension, profit-sharing or other benefit plan for only such persons; and
●
registered investment advisors clearing through multiple firms having an aggregate $100,000 or more invested in shares of Cohen & Steers open-end funds.
If you purchase Class L shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. “Immediate Families” refers to such person’s spouse or life partner, parents, grandparents, and children and grandchildren (including step and adoptive relationships).
Initial Sales Charges
There is no initial sales charge for Class L shares.
CDSC
There is no CDSC for Class L shares.

class r shares
Types of Shareholders Qualified to Purchase
Class R shares are available for purchase by:
●
group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, and defined benefit plans;
●
non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund; and
●
employee benefit plans, including certain HSAs.
Class R shares are not available for purchase by retail non-retirement accounts; traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE, SEP or SARSEP plans; Coverdell Education Savings Accounts; or plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans). Please contact your plan administrator or employee benefits office for more information. Exceptions may be granted at the Advisor’s discretion.
Initial Sales Charges
There is no initial sales charge for Class R shares.
CDSC
There is no CDSC for Class R shares.

class Z shares
Types of Shareholders Qualified to Purchase
Class Z shares are available for purchase through financial intermediaries permitted, by contract with the Distributor, to offer shares where the Fund will not pay any commissions, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agent fees, so-called “finder’s fees,” administration fees or similar fees with respect to Class Z shares. The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services on Class Z shares. Such intermediaries may include:
●
group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, and defined benefit plans;
●
non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund; and
●
employee benefit plans, including certain HSAs.
Class Z shares are generally not available for purchase by retail non-retirement accounts, traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE, SEP or SARSEP plans; Coverdell Education Savings Accounts; or plans covering self-employed individuals and their employees (formerly Keogh/ H.R. 10 plans). Please contact your financial intermediary to determine whether Class Z shares are available for purchase. Exceptions may be granted at the Advisor’s discretion.
If you purchase Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission.
Initial Sales Charges
There is no initial sales charge for Class Z shares.
CDSC
There is no CDSC for Class Z shares.

How to Purchase Fund Shares
Form of Payment
We will accept payment for shares in two forms:
1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.
2. A bank wire or Federal Reserve wire of federal funds.
Purchases of Fund Shares
Initial Purchase by Wire
1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:
●
name of the Fund;

●
class of shares;
●
name(s) in which shares are to be registered;
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address;
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social security or tax identification number (where applicable);
●
dividend payment election;
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amount to be wired;
●
name of the wiring bank; and
●
name and telephone number of the person to be contacted in connection with the order.
The Transfer Agent will assign you an account number.
2. Instruct the wiring bank to transmit at least the required minimum amount (see “Purchase Minimums” above) to the following:
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
ABA # 011000028
Account: DDA # 99055287
Attn: Cohen & Steers Realty Shares, Inc.
For further credit to: (Account Name)
Account Number: (provided by the Transfer Agent)
3. Complete the Subscription Agreement attached to this Prospectus and mail the Subscription Agreement to the Transfer Agent:
SS&C GIDS, Inc.
Attn: Cohen & Steers Funds
P.O. Box 219953
Kansas City, MO 64121-9953
Additional Purchases by Wire
1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:
●
name of the Fund;
●
class of shares;
●
account number;
●
amount to be wired;
●
name of the wiring bank; and

●
name and telephone number of the person to be contacted in connection with the order.
2. Instruct the wiring bank to transmit at least the required minimum amount (see “Purchase Minimums” above) to the following:
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
ABA # 011000028
Account: DDA # 99055287
Attn: Cohen & Steers Realty Shares, Inc.
For further credit to: (Account Name)
Account Number: (provided by the Transfer Agent)
Initial Purchase by Mail
1. Complete the Subscription Agreement attached to this Prospectus.
2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see “Purchase Minimums” above), payable to the Fund, to the Transfer Agent at the above address.
Additional Purchases by Mail
1. Make a check payable to the Fund in at least the required minimum amount per class purchased (see “Purchase Minimums” above). Write your Fund account number and the class of shares to be purchased on the check.
2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.
Purchases Through Dealers and Intermediaries
You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.
Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee in addition to any applicable initial sales charge.
Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

Additional Information on Purchase of Fund Shares
Dealer Compensation
Dealers will be paid a commission when you buy shares and may also be compensated through the distribution and service fees paid by the Fund. In addition, dealers may charge fees for administrative and other services that such dealers provide to Fund shareholders. These fees may be paid by the Advisor (or an affiliate) out of its own resources and/or by the Fund pursuant to a networking, sub-transfer agency or other arrangements. See “Additional Information—Shareholder Services Plan” and “Additional Information—Networking and Sub-Transfer Agency Fees.”
A Note on Contingent Deferred Sales Charges
For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.
Automatic Investment Plan and Purchases by ACH
The Fund’s automatic investment plan (the “Plan”) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement attached to this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.
You may purchase additional shares of the Fund by automated clearing house (“ACH”). To elect the Auto-Buy option, select it on your Subscription Agreement attached to this Prospectus or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the Plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.
The Plan and purchases by ACH may not be available to customers of certain financial intermediaries. Please contact your dealer or financial service firm for more information.

Exchange Privilege
You may exchange or convert some or all of your Fund shares for shares of other Cohen & Steers open-end mutual funds, provided that you meet applicable investment minimums and subject to the conditions below. The Fund allows you to exchange between share classes that impose a sales charge without paying a sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any CDSC that applies to the shares you originally purchased. In computing the holding period for the purpose of the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange.
You may, under certain circumstances, exchange Class I shares or shares of the Cohen & Steers no-load funds for shares that are subject to a sales charge.
You may, under certain circumstances, exchange or convert Fund shares for a different class of shares of the same Fund, and move shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. You are generally not permitted to exchange into or out of Class F, Class R and Class Z shares. You may exchange Class R and Class Z shares of one Cohen & Steers open-end mutual fund for Class R and Class Z shares of another Cohen & Steers open-end mutual fund or for Class I shares of the same Fund or of a different Cohen & Steers open-end mutual fund, provided that you otherwise meet the requirements for investing in Class I (including the investment minimum). To qualify for a potential exchange, you must be eligible to purchase the class of shares you wish to exchange into (including satisfying any applicable investment minimum) and, if you invest in the Fund through an intermediary, your intermediary must have an arrangement with the Distributor to offer such class. No sales charges or other charges will apply to any such exchange.
Class A shares held in certain fee-based advisory program (“Advisory Program”) accounts may be converted to Class I shares if such Advisory Program had previously offered only Class A shares and now offers only Class I shares. In addition, a shareholder holding Class A or Class C shares through a brokerage account may also convert its Class A or Class C shares to Class I shares if such shareholder transfers its Class A or Class C shares to an account within an Advisory Program that offers only Class I shares. Such conversions will be on the basis of the relative NAV per share, without requiring any investment minimum to be met and without the imposition of any other charge on the conversion. In such situations, any applicable CDSC that would typically be incurred on a conversion may be waived at the discretion of the Distributor. Any sales charge or fees paid by a shareholder on the initial purchase or during the holding period of such shares will not be reimbursed upon conversion. The Fund reserves the right to allow additional conversions at its sole discretion. Contact your financial consultant, financial intermediary or institution for more information.
For federal income tax purposes, a same-fund share class exchange or conversion is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. In addition, shareholders are advised to consult with their own tax advisors with respect to any tax consequences to them relating to an exchange of Fund shares for shares of a different Cohen & Steers fund. Please speak with your financial intermediary or tax advisor if you have any questions.
An exchange of shares for shares of another fund may result in you realizing a taxable gain or loss for income tax purposes. See “Additional Information—Tax Considerations.” The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring, and all exchanges are subject to any other limits on sales for or exchanges into that fund. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.
We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone privileges without notice during periods of drastic economic or market changes. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

How to Sell Fund Shares
You may sell or redeem your shares through authorized dealers, or other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.
Redemptions Through Dealers and Other Intermediaries
If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.
Redemption By Telephone
To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE that day, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.
If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.
We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.
Redemption By Mail
You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:
SS&C GIDS, Inc.
P.O. Box 219953
Kansas City, MO 64121-9953
Attn: Cohen & Steers Realty Shares, Inc.
A written redemption request must:
●
state the number of shares or dollar amount to be redeemed;
●
identify your account number and tax identification number; and
●
be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.
The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.
Other Redemption Information
Payment of Redemption Proceeds
Except as noted below, the Fund normally sends redemption proceeds to redeeming shareholders by mailing a check or via electronic transfer ACH within five business days after a redemption request is received in good order. Redemptions by wire will normally be sent within two business days. Regardless of the methods used to pay redemption proceeds, there may be instances where payments may take up to seven calendar days. When proceeds of redemptions are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Fund will delay the payment of redemption proceeds, however, if the check used to purchase the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions, including as determined by the SEC or as permitted by the 1940 Act.
The Fund may establish policies permitting the Fund’s transfer agent to place a temporary hold for up to 25 business days on the disbursement of redemption proceeds from an account held directly with the Fund if the transfer agent reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. “Specified Adult” refers to an individual who is a natural person (i) age 65 and older, or (ii) age 18 and older and whom the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests. The transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, neither the transfer agent nor the fund is required to delay the disbursement of redemption proceeds and nor do they assume any obligation to do so.
Under normal market conditions, the Fund expects to meet redemption requests by check, ACH or wire, as described above, through the sale of readily marketable portfolio securities or using cash on hand. The Fund may also meet all or a portion of your redemption proceeds with readily marketable portfolio securities of the Fund transferred into your name (“in-kind”) in the following circumstances: (i) if the Advisor believes that stressed economic conditions exist or (ii) if the Advisor otherwise determines that meeting redemption requests by selling portfolio securities or using cash on hand would be detrimental to the best interests of the Fund and remaining shareholders. In-kind redemptions generally, but not necessarily, result in a pro rata distribution of each security held in a Fund’s portfolio. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s NAV. For shareholders who do not hold their Fund shares in an IRA, 401(k) or other tax-advantaged plans, redemptions are generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in-kind. The securities distributed are subject to market risk until they are sold and may increase or decrease in value prior to converting them into cash. You may incur brokerage and other transaction costs, and could incur a taxable gain or loss for income tax purposes when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.
Cost Basis Reporting
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see the Subscription Agreement or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
Signature Guarantee
You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:
●
sending written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);
●
sending redemption proceeds to any person, address or bank account not on record; and
●
transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.
You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. A medallion signature guarantee may be waived in certain limited circumstances. A Signature Validation Program stamp may be accepted for certain non-financial shareholder account changes.
Systematic Withdrawal Plan
Shareholders may redeem their shares through a Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. For additional information on the SWP, please contact the Transfer Agent at (800) 437-9912. The SWP may be terminated at any time by the Fund.
Redemption of Small Accounts
If your Fund account value falls below $250 as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value above the minimum purchase amount and avoid having the Fund automatically liquidate your account.

Frequent Purchases and Redemptions of Fund Shares
The Fund is designed for long-term investors. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, excessive trading is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.
Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Under these procedures, the Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 60 day calendar year period.
The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm- sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.
If, based on these procedures, the Advisor determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.
Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.
The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders. The Fund reserves the right to prohibit any purchase, sale or exchange of its shares that the Fund believes may be disruptive to the Fund or its long-term investors.

Additional Information

Distribution Plan (Class A, Class C and Class R Shares Only)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a “Distribution Plan”) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, the Fund may pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to the Fund’s Class A, Class C and Class R shares, respectively. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Distributor uses the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of Prospectuses to prospective investors. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.
Although the Distributor may retain a portion of the distribution fee, payments received under the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor and/or the Advisor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in the current fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in the current fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

Shareholder Services Plan (Class A, Class C, Class I and Class L Shares Only)
The Fund has also adopted a shareholder services plan, pursuant to which the Fund pays the Distributor a service fee at an annual rate of up to 0.10%, 0.25%, 0.10% and 0.10% of the average daily net assets attributable to the Fund’s Class A, Class C, Class I and Class L shares, respectively. Under this plan, the Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may include customer service and account maintenance, and may vary based on the services offered by your financial institution and the class of shares in which you invest. You should contact your financial institution about services offered and which share class is best for you.

Networking and Sub-Transfer Agency Fees
The Fund and/or the Distributor may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) per account fee based on the number of Fund shareholders serviced by such financial intermediaries. Currently, any payments made pursuant to such an agreement are paid under the shareholder services plan described above. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency services at its own expense and out of its own profits.

Other Compensation
The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. These payments may be significant to the dealers and the financial intermediaries, and may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, such as a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Please contact your dealer or intermediary for details about payments it may receive. For further details, please consult the SAI.

Dividends and Distributions
The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected to have them paid to you in cash. If you elect to have dividends and distributions paid in cash and a dividend or distribution check mailed to you is returned as undeliverable or is not presented for payment within six months, the Transfer Agent will reinvest the dividend or distribution in additional shares of the Fund promptly and the check will be canceled. In addition, future dividends and distributions will be automatically reinvested in additional shares of the Fund unless you contact the Fund or Transfer Agent and request to receive distributions by check.

Tax Considerations
The following tax discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund, does not address any non-U.S., state or local tax consequences, and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Further, this discussion does not address tax consequences to specific types of shareholders such as tax-advantaged retirement plans or non-U.S. shareholders (defined below). In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund. Investors should consult their own tax advisors for more detailed information and for information regarding the impact of state, local and non-U.S. taxes on an investment in the Fund.
Dividends paid to you out of the Fund’s investment income will generally be taxable to you as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from the sale of investments that the Fund owned for one year or less are taxable to you as ordinary income.
If a portion of the Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by the Fund as derived from QDI will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided certain holding period and other requirements are met by both the shareholder and the Fund. Dividend income that the Fund receives from U.S. REITs will generally not be treated as QDI and will not qualify for the dividends-received deduction. The Fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Unless extended by Congress, this deduction for “qualified REIT dividends” will not be available for tax years beginning after December 31, 2025 and thereafter such dividends would be taxed in the same manner as other dividends, as discussed in this prospectus. Until the end of 2025, qualified REIT dividends are treated as eligible for a 20% deduction by non-corporate taxpayers. Qualified REIT dividends are dividends received from REITs that are neither capital gain dividends nor are eligible for treatment as qualified dividend income, and with respect to which the REIT shareholder meets certain other requirements. The Fund is permitted to pass through qualified REIT dividends to its shareholders, provided the shareholders meet certain holding period and other requirements with respect to their shares.
A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the sale, exchange or other taxable disposition of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
Because of “non-cash” expenses such as property depreciation, the cash flow of a REIT that owns properties may exceed its taxable income. The REIT, and in turn the Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.
A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.
The Fund has elected to be treated as, and intends to qualify each year to be treated as, a RIC under U.S. federal income tax law. In order to qualify and be treated as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income” as defined in the Internal Revenue Code of 1986 (the “Code”) and meet requirements with respect to diversification of assets and distribution of income and gains. If the Fund does so, the Fund generally will not be required to pay federal income taxes on any income it timely distributes to shareholders. If the Fund were to fail to meet any one of these requirements, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income and net capital gains at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.
Certain of the Fund’s investments, including investments in certain debt instruments, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements or otherwise qualify for treatment as a RIC.
If you sell or otherwise dispose of your Fund shares, including by exchanging them for shares of another Cohen & Steers open-end mutual fund, you will generally realize a gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Gain or loss, if any, recognized by a shareholder on a sale or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss, if the shareholder held the shares for more than one year, and as short-term capital gain or loss, if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed to individuals at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any capital gain dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. Additionally, any loss realized on a sale or other disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, including pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
We may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable if you:
●
fail to provide us with your correct taxpayer identification number;
●
fail to make required certifications; or
●
have been notified by the IRS that you are subject to backup withholding.
Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.
Non-resident alien individuals, non-U.S. trusts or estates, non-U.S. corporations or non-U.S. partnerships (non-U.S. shareholders) are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.
The foregoing discussion is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial, or administrative action, possibly with retroactive effect. Such changes may have a negative impact on the Fund or its investors. You should consult with your own tax advisor regarding potential consequences of changes in tax laws for investors in the Fund.
Please see the SAI for more detailed tax information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund’s Class A, C, I, L, R and Z shares, each for the fiscal years shown below. Because Class F shares are currently not available for purchase and have therefore not commenced investment operations, financial highlights are not yet available for this share class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, is included in the Fund’s current annual report, which is available free of charge upon request or by visiting www.cohenandsteers.com.
The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.
	Class A
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Data:
Net asset value, beginning of year	$63.47	$58.45	$83.43	$60.99	$66.10
Income (loss) from investment operations:
Net investment income (loss)(a)	1.14	1.21	0.98	0.44	1.03
Net realized and unrealized gain (loss)	2.81	5.85	(21.76)	25.02	(3.41)
Total from investment operations	3.95	7.06	(20.78)	25.46	(2.38)
Less dividends and distributions to shareholders from:
Net investment income	(1.11)	(1.27)	(0.87)	(0.49)	(1.06)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Tax return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.63)	(2.04)	(4.20)	(3.02)	(2.73)
Net increase (decrease) in net asset value	2.32	5.02	(24.98)	22.44	(5.11)
Net asset value, end of year	$65.79	$63.47	$58.45	$83.43	$60.99

Total return(b)(c)	6.22%	12.38%	-25.17%	42.22%	-3.14%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$109.0	$102.5	$95.0	$88.8	$16.6
Ratios to average daily net assets:
Expenses (before expense reduction)	1.18%	1.19%	1.18%	1.18%	1.22%
Expenses (net of expense reduction)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) (before expense reduction)	1.72%	2.00%	1.40%	0.56%	1.72%
Net investment income (loss) (net of expense reduction)	1.75%	2.04%	1.43%	0.59%	1.79%
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)
Does not reflect sales charges, which would reduce return.

Financial Highlights—(Continued)

	Class C
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Data:
Net asset value, beginning of year	$63.22	$58.23	$83.10	$60.82	$65.98
Income (loss) from investment operations:
Net investment income (loss)(a)	0.70	0.79	0.48	(0.03)	0.73
Net realized and unrealized gain (loss)	2.80	5.85	(21.61)	24.95	(3.48)
Total from investment operations	3.50	6.64	(21.13)	24.92	(2.75)
Less dividends and distributions to shareholders from:
Net investment income	(0.68)	(0.88)	(0.41)	(0.11)	(0.74)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Tax return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.20)	(1.65)	(3.74)	(2.64)	(2.41)
Net increase (decrease) in net asset value	2.30	4.99	(24.87)	22.28	(5.16)
Net asset value, end of year	$65.52	$63.22	$58.23	$83.10	$60.82

Total return(b)(c)	5.54%	11.63%	-25.65%	41.34%	-3.78%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$18.9	$19.2	$20.3	$25.3	$6.1
Ratios to average daily net assets:
Expenses (before expense reduction)	1.83%	1.84%	1.83%	1.83%	1.87%
Expenses (net of expense reduction)	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss) (before expense reduction)	1.05%	1.30%	0.66%	(0.08)%	1.20%
Net investment income (loss) (net of expense reduction)	1.08%	1.34%	0.69%	(0.05)%	1.27%
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)
Does not reflect sales charges, which would reduce return.

Financial Highlights—(Continued)

	Class I
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Data:
Net asset value, beginning of year	$63.43	$58.45	$83.45	$61.01	$66.15
Income (loss) from investment operations:
Net investment income (loss)(a)	1.33	1.40	1.13	0.55	1.21
Net realized and unrealized gain (loss)	2.81	5.80	(21.73)	25.12	(3.46)
Total from investment operations	4.14	7.20	(20.60)	25.67	(2.25)
Less dividends and distributions to shareholders from:
Net investment income	(1.31)	(1.45)	(1.07)	(0.70)	(1.22)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Tax return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.83)	(2.22)	(4.40)	(3.23)	(2.89)
Net increase (decrease) in net asset value	2.31	4.98	(25.00)	22.44	(5.14)
Net asset value, end of year	$65.74	$63.43	$58.45	$83.45	$61.01

Total return(b)	6.52%	12.66%	-24.96%	42.62%	-2.90%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,066.8	$1,727.8	$1,335.1	$1,507.4	$753.4
Ratios to average daily net assets:
Expenses (before expense reduction)	0.91%	0.92%	0.92%	0.91%	0.95%
Expenses (net of expense reduction)	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss) (before expense reduction)	2.01%	2.31%	1.61%	0.71%	2.03%
Net investment income (loss) (net of expense reduction)	2.04%	2.35%	1.65%(c)	0.74%(c)	2.10%(c)
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)
Annualized.

Financial Highlights—(Continued)

	Class L
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$63.46	$58.47	$83.48	$61.03	$66.16
Income (loss) from investment operations:
Net investment income (loss)(a)	1.35	1.35	1.07	0.49	1.08
Net realized and unrealized gain (loss)	2.78	5.86	(21.69)	25.19	(3.32)
Total from investment operations	4.13	7.21	(20.62)	25.68	(2.24)
Less dividends and distributions to shareholders from:
Net investment income	(1.31)	(1.45)	(1.06)	(0.70)	(1.22)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.83)	(2.22)	(4.39)	(3.23)	(2.89)
Net increase (decrease) in net asset value	2.30	4.99	(25.01)	22.45	(5.13)
Net asset value, end of year	$65.76	$63.46	$58.47	$83.48	$61.03

Total return(b)	6.50%	12.67%	-24.96%	42.61%	-2.88%

Ratios/Supplemental Data:
Net assets, end of year (in billions)	$4.7	$3.6	$3.5	$7.4	$5.4
Ratios to average daily net assets:
Expenses (before expense reduction)	0.93%	0.94%	0.93%	0.93%	0.97%
Expenses (net of expense reduction)	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss) (before expense reduction)	2.01%	2.22%	1.47%	0.62%	1.76%
Net investment income (loss) (net of expense reduction)	2.06%	2.28%	1.52%	0.67%	1.85%
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.

Financial Highlights—(Continued)

	Class R
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Data:
Net asset value, beginning of year	$63.52	$58.49	$83.47	$61.03	$66.13
Income (loss) from investment operations:
Net investment income (loss)(a)	0.80	1.07	0.82	0.24	0.80
Net realized and unrealized gain (loss)	3.07	5.90	(21.72)	25.13	(3.28)
Total from investment operations	3.87	6.97	(20.90)	25.37	(2.48)
Less dividends and distributions to shareholders from:
Net investment income	(0.91)	(1.17)	(0.75)	(0.40)	(0.95)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Tax return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.43)	(1.94)	(4.08)	(2.93)	(2.62)
Net increase (decrease) in net asset value	2.44	5.03	(24.98)	22.44	(5.10)
Net asset value, end of year	$65.96	$63.52	$58.49	$83.47	$61.03

Total return(b)	6.07%	12.20%	-25.28%	42.02%	-3.31%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$0.9	$3.1	$5.2	$6.7	$2.5
Ratios to average daily net assets:
Expenses (before expense reduction)	1.33%	1.34%	1.33%	1.33%	1.37%
Expenses (net of expense reduction)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income (loss) (before expense reduction)	1.23%	1.75%	1.16%	0.30%	1.31%
Net investment income (loss) (net of expense reduction)	1.26%	1.79%	1.19%	0.33%	1.38%
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.

Financial Highlights—(Continued)

	Class Z
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Data:
Net asset value, beginning of year	$63.56	$58.54	$83.55	$61.06	$66.17
Income (loss) from investment operations:
Net investment income (loss)(a)	1.40	1.43	1.24	0.73	1.84
Net realized and unrealized gain (loss)	2.80	5.84	(21.82)	25.03	(4.04)
Total from investment operations	4.20	7.27	(20.58)	25.76	(2.20)
Less dividends and distributions to shareholders from:
Net investment income	(1.34)	(1.48)	(1.10)	(0.74)	(1.24)
Net realized gain	—	(0.77)	(3.33)	(2.53)	(1.56)
Tax return of capital	(0.52)	—	—	—	(0.11)
Total dividends and distributions to shareholders	(1.86)	(2.25)	(4.43)	(3.27)	(2.91)
Net increase (decrease) in net asset value	2.34	5.02	(25.01)	22.49	(5.11)
Net asset value, end of year	$65.90	$63.56	$58.54	$83.55	$61.06

Total return(b)	6.60%	12.76%	-24.90%	42.73%	-2.81%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$223.3	$179.4	$139.6	$112.4	$39.4
Ratios to average daily net assets:
Expenses (before expense reduction)	0.83%	0.84%	0.83%	0.83%	0.87%
Expenses (net of expense reduction)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss) (before expense reduction)	2.11%	2.37%	1.78%	0.96%	3.13%
Net investment income (loss) (net of expense reduction)	2.14%	2.41%	1.81%	0.99%	3.20%
Portfolio turnover rate	30%	35%	32%	41%	62%

(a)
Calculation based on average shares outstanding.
(b)
Return assumes the reinvestment of all dividends and distributions at net asset value.

APPENDIX TO THE PROSPECTUS DATED May 1, 2025 OF Cohen & Steers Realty Shares, Inc.

APPENDIX: SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE THROUGH CERTAIN INTERMEDIARIES
The information in this Appendix is a part of, and incorporated into, the Prospectus for your Fund, and must be delivered with the Prospectus.
The Fund offers a number of ways to reduce or eliminate the initial sales charge on Class A shares, which are set forth in the Prospectus. The Prospectus also sets forth certain circumstances under which the Fund allows Class A shares to be sold at net asset value or will waive or reduce the sales charge imposed on purchases or redemptions of Class A or Class C shares. The availability of the sales charge reductions and waivers discussed in the Prospectus will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. Certain intermediaries may have different policies and procedures regarding the availability of sales charge reductions or waivers, which are set forth below. In all instances, it is the investor’s responsibility to notify the Fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for any sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
MERRILL LYNCH
CLASS A AND CLASS C SHARES SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE THROUGH MERRILL LYNCH
Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
FRONT-END SALES LOAD WAIVERS AVAILABLE AT MERRILL LYNCH
●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the Fund’s officers or directors)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CONTINGENT DEFERRED SALES CHARGE (“CDSC”) WAIVERS ON FRONT-END, BACK-END, AND LEVEL LOAD SHARES AVAILABLE AT MERRILL LYNCH
●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
●
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF ACCUMULATION & LETTERS OF INTENT
●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
AMERIPRISE FINANCIAL
FRONT-END SALES CHARGE REDUCTIONS ON CLASS A SHARES PURCHASED THROUGH AMERIPRISE FINANCIAL
Shareholder purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
●
Transaction size breakpoints, as described in this prospectus or the SAI.
●
Rights of accumulation (ROA), as described in this prospectus or the SAI.
●
Letter of intent, as described in this prospectus or the SAI.
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE FINANCIAL
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
●
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
●
Shares purchased by third-party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
●
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
●
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
●
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great-grandmother, great-grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great-grandson, great-granddaughter) or any spouse of a covered family member who is a lineal descendant.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
CDSC WAIVERS ON CLASS A AND C SHARES PURCHASED THROUGH AMERIPRISE FINANCIAL
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
●
Redemptions due to death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
●
Redemptions made in connection with a return of excess contributions from an IRA account
●
Shares purchased through a Right of Reinstatement (as defined above)
●
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

MORGAN STANLEY WEALTH MANAGEMENT
FRONT END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MORGAN STANLEY WEALTH MANAGEMENT
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
●
Shares purchased through a Morgan Stanley self-directed brokerage account.
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s shares class conversion program.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end deferred sales charge (sometimes known as Rights of Reinstatement).
RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC., AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)
Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment advisor for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
FRONT END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT RAYMOND JAMES
●
Shares purchased in an investment advisory program.
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occurs in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
●
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC WAIVERS ON CLASSES A AND C SHARES AVAILABLE AT RAYMOND JAMES
●
Death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
●
Return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s prospectus.
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
●
Shares acquired through a right of reinstatement.
FRONT-END LOAD DISCOUNTS AVAILABLE AT RAYMOND JAMES: BREAKPOINTS AND/OR RIGHTS OF ACCUMULATION, AND/OR LETTERS OF INTENT
●
Breakpoints as described in this prospectus.
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
FRONT-END SALES CHARGE* WAIVERS ON CLASS A SHARES AVAILABLE AT JANNEY

*Also referred to as an “initial sales charge.”

●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
●
Shares purchased from the proceeds of redemptions with the same fund family, provided 1) the repurchase occurs within ninety (90) days following the redemptions, 2) the redemption and purchase occur in the same account, and 3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
●
Shares acquired through a right of reinstatement.
●
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT JANNEY
●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
●
Shares sold in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
●
Shares acquired through a right of reinstatement.
●
Shares exchanged into the same share class of a different fund.
FRONT-END SALES CHARGE* DISCOUNTS AVAILABLE AT JANNEY: BREAKPOINTS, RIGHTS OF ACCUMULATION, AND/OR LETTERS OF INTENT
●
Breakpoints as described in the Fund’s Prospectus.
●
Rights of Accumulation, (“ROA”) which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
EDWARD D. JONES & CO. (“EDWARD JONES”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 29, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Cohen & Steers mutual funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
BREAKPOINTS
●
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
RIGHTS OF ACCUMULATION (“ROA”)
●
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Cohen & Steers mutual funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
●
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
●
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

LETTER OF INTENT (“LOI”)
●
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
●
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA account associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
SALES CHARGE WAIVERS
Sales charges are waived for the following shareholders and in the following situations:
●
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
●
Shares purchased in an Edward Jones fee-based program.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
●
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
●
The redemption and repurchase occur in the same account.
●
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
●
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
●
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

●
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
●
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
●
Purchases of Class 529 shares made for recontribution of refunded amounts.
CONTINGENT DEFERRED SALES CHARGE (“CDSC”) WAIVERS
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
●
The death or disability of the shareholder.
●
Systematic withdrawals with up to 10% per year of the account value.
●
Return of excess contributions from an Individual Retirement Account (IRA).
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares exchanged in an Edward Jones fee-based program.
●
Shares acquired through NAV reinstatement.
●
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES
Minimum Purchase Amounts
●
Initial purchase minimum: $250
●
Subsequent purchase minimum: none
Minimum Balances
●
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
●
A fee-based account held on an Edward Jones platform.
●
A 529 account held on an Edward Jones platform.
●
An account with an active systematic investment plan or LOI.

Exchanging Share Classes
●
At any time it deems necessary, Edward Jones has the authority to exchange at NAV, a shareholder’s holdings in a fund to Class A shares of the same fund.
ROBERT W. BAIRD & CO. INCORPORATED (“BAIRD”)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus.
FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT BAIRD
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
●
Shares purchased by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.
●
Shares purchased from the proceeds of redemptions from another Cohen & Steers mutual fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
●
A shareholder in the Fund’s Class C Shares will have their share converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
●
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT BAIRD
●
Shares sold due to death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
●
Shares bought due to returns of excess contributions from an IRA Account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
●
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
●
Shares acquired through a right of reinstatement.
FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT BAIRD: BREAKPOINTS AND/OR RIGHTS OF ACCUMULATIONS
●
Breakpoints as described in this prospectus.
●
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Cohen & Steers mutual fund assets held by accounts within the purchaser’s household at Baird. Eligible Cohen & Steers mutual fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
●
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Cohen & Steers mutual funds through Baird, over a 13-month period of time.
J.P. MORGAN SECURITIES LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end Sales Charge Waivers on Class A Shares Available at J.P. Morgan Securities LLC
●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans nonqualified deferred compensation plans. Other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
●
Shares purchased through rights of reinstatement.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
●
A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at J.P. Morgan Securities LLC
●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

●
Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoints as described in the prospectus.
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
●
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Cohen & Steers Realty Shares, Inc. — Class A, Class C, Class I, Class L, Class R and Class Z Shares
THE USA PATRIOT ACT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information on obtaining, verifying and recording this information please see the “Purchasing the Class of Fund Shares that is Best for You.”
What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.
Subscription Agreement
 1Account Type (Please print; indicate only one registration type)
☐ A. Individual or Joint Account*
			⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Name			Social Security Number**											Date of Birth
			⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Name of Joint Owner, if any			Social Security Number**											Date of Birth
Citizenship:	☐ U.S. Citizen	☐ Resident Alien
Country of Citizenship
☐ B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)
		⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Custodian’s name (only one permitted)		Social Security Number**											Date of Birth
		⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Minor’s name (only one permitted)		Social Security Number**											Date of Birth
under the			Uniform Gifts/Transfers to Minors Act
(state residence of minor)
Citizenship of custodian:	☐ U.S. Citizen	☐ Resident Alien
Country of Citizenship
Citizenship of minor:	☐ U.S. Citizen	☐ Resident Alien
Country of Citizenship
☐ C. Trust, Corporation or Other Entity***

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement***
Check the box that describes the entity establishing the account:
☐ U.S. Financial Institution governed by a federal regulator.
☐ Bank governed by a U.S. state bank regulator.
☐ Corporation. If Corporation, provide the tax classification:

(C = C Corporation, S = S Corporation).† Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange or NASDAQ. If so, please provide ticker symbol:

☐ Retirement plan governed by ERISA.
☐ Trust. Attach a copy of the Trust Agreement.
☐ Partnership. Attach a copy of Partnership Agreement.
☐ Limited Liability Company (LLC). If LLC, provide the tax classification:

(C = C Corporation, S = S Corporation, P = Partnership)†
☐ U.S. Government Agency or Instrumentality.
CSRSAG-05.2025

☐ Foreign correspondent account, foreign broker-dealer or foreign private banking account.
☐ Other.

Attach copy of document that formed entity or by laws or similar document.
Call (800) 437-9912 to see if additional information is required.

*
All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**
If applied for, include a copy of application for social security or tax identification number.
***
In the event your account type is a Trust, Corporation or Other Entity (including a corporation, limited liability company, general partnership, statutory trust, non-profit or any similar business entity formed in the United States), a Legal Entity Beneficial Ownership Certification Form (the “Form”) must be completed by the person opening a new account on behalf of a legal entity. This form is available at https://www.cohenandsteers.com/page/fund-documents. If an Application requires a Form and a Form is not provided, the Application will be rejected.
†
If no classification is provided, per IRS regulations, your account will default to an S Corporation.
 2Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:
			⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Authorized Individual/Trustee			Social Security Number*											Date of Birth
			⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Authorized Individual/Trustee			Social Security Number*											Date of Birth
Citizenship:	☐ U.S. Citizen	☐ Resident Alien
Country of Citizenship
(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)
*
If applied for, include a copy of application for social security number.
**
Nonresident aliens must include a copy of a government-issued photo ID with this application.
 3Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted.)
Registrant Street Address
( )
Street		Home Telephone Number
( )
City and State	Zip Code	Business Telephone Number
Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)
Address	City	State	Zip
 4Investment Information
Class of shares(please check one): ☐ A ☐ C  ☐ I  ☐ L ☐ R  ☐ Z
(Class A purchased if no box checked)
$

Amount to invest (must meet minimum investment requirement). Do not send cash. Investment will be paid for by
(please check one):
☐ Check or draft made payable to “Cohen & Steers Realty Shares, Inc.”
☐ Wire through the Federal Reserve System.*

*
Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.
 5Cost Basis Information
Federal law requires mutual fund companies to report cost basis information to shareholders and to the IRS on mutual fund shares acquired and subsequently redeemed after December 31, 2011 (“covered shares”). In order to provide you and the IRS with accurate cost basis accounting, you are being asked to select a cost basis method to be applied to your covered shares.

Please consult your tax adviser to determine which method best suits your individual tax situation.
If you do not elect a method, the Fund default method of Average Cost will apply until it is either revoked or changed by you.
Please check one of the following available cost basis methods:
☐ Average Cost (ACST) — The purchase price of all shares in the account are averaged
☐ First In, First Out (FIFO) — Depletes shares beginning with the earliest acquisition date
☐ Last In, First Out (LIFO) — Depletes shares beginning with the most recent acquisition date
☐ High Cost (HIFO) — Depletes shares beginning with the most expensive shares
☐ Low Cost (LOFO) — Depletes shares beginning with the least expensive shares
☐ Loss/Gain Utilization (LGUT) — Depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares
☐ Specific Lot Identification — Depletes shares according to the lots chosen by the shareholder at the time of each redemption. If you choose this method, you will need to select a secondary cost basis method to be used for systematic redemptions in cases where the lots you designate are insufficient or unavailable. Please check one of the following:
☐ First In, First Out (FIFO)
☐ Last In, First Out (LIFO)
☐ High Cost (HIFO)
☐ Low Cost (LOFO)
☐ Loss/Gain Utilization (LGUT)
Your elected cost basis method will be applied to all covered shares in this account and future accounts opened with the Cohen & Steers Funds that have the identical name, account type and registration as listed on this Subscription Agreement.
 6Automatic Investment Plan
A.
The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you (must meet minimum investment requirement) to be deducted from your checking account and used to purchase shares of the Fund.
Please debit $ from my checking account beginning on	*.
(Month)
Please debit my account on (check one):  ☐ 1st of Month☐ 15th of Month
B.
☐ Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you (must meet minimum investment requirement) deducted from your checking account.*
*
To initiate the Automatic Investment Plan or the Auto-Buy option, section 11 of this Subscription Agreement must be completed.
 7Reduced Sales Charge (Class A Only)
Aggregating Accounts or Rights of Accumulation
☐ I apply for Aggregating Accounts reduced sales charges based on the following accounts:
☐ I apply for Rights of Accumulation reduced sales charges based on the following accounts:
Account Name	Social Security Number
1.	⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
2.	⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
3.	⎢	⎢	⎢	⎢-	⎢	⎢	⎢-	⎢	⎢	⎢	⎢
Letter of Intention
☐ I am already investing under an existing Letter of Intention.
☐ I agree to the Letter of Intention provisions in the Fund’s current Prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000  ☐ $250,000  ☐ $500,000  ☐ $1,000,000
Net Asset Value Purchase
☐ I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

 8Exchange Privileges
Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)
☐ I decline the exchange privilege.
 9Redemption Privileges
Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.
☐ I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current Prospectus.
☐ I wish to have redemption proceeds paid by wire (please complete Section 11).
 10Distribution Options
Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.
Dividends	☐ Reinvest.	☐ Pay in cash.
Capital Gains	☐ Reinvest.	☐ Pay in cash.
☐ I wish to have my distributions paid by wire (please complete Section 11).
 11Bank of Record (for Wire Instructions and/or Automatic Investment Plan)
Please attach a voided check from your bank account.

Bank Name		Bank ABA Number

Street or P.O. Box		Bank Account Number

City and State	Zip Code	Account Name
 12Signature and Certifications
(a)
By signing this agreement, I represent and warrant that:
(1)
I have the full right, power, capacity and authority to invest in the Fund;
(2)
I am of legal age in my state of residence or am an emancipated minor;
(3)
All of the information on this agreement is true and correct; and
(4)
I will notify the Fund immediately if there is any change in this information.
(b)
I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.
(c)
I am aware that under the laws of certain states, the assets in my account may be transferred (escheated) to the state if no activity occurs in my account within a specified period of time.
(d)
If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:
(1)
The taxpayer identification number and tax status shown on this form are correct.
(2)
I am not subject to backup withholding because:
● I am exempt from backup withholding, OR
● I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

● The IRS has notified me that I am no longer subject to backup withholding.
NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.
(3)
I am a U.S. person (including resident alien).
(e)
Additional Certification:
(1)
Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.
(2)
I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.
The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
X		x
Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*
If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above).
Mail to: SS&C GIDS, Inc., P.O. Box 219953, Kansas City, MO 64121-9953
 For Authorized Dealer Use Only
We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the Subscription Agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number
( )
Branch Address	Telephone Number

Authorized Signature of Dealer	Date

Cohen & Steers Realty Shares, Inc.
To Obtain Additional Information about the Fund
If you would like additional information about Cohen & Steers Realty Shares, Inc., the following documents are available to you without any charge either upon request or at www.cohenandsteers.com/fund-literature:
•
Annual/Semi-Annual Reports/Form N-CSR— Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in the Fund’s Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
•
Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.
To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact your Sponsor or us:
By telephone
(800) 437-9912
By mail
Cohen & Steers Realty Shares, Inc.
 c/o SS&C GIDS, Inc.
 P.O. Box 219953
 Kansas City, MO 64121-9953
By e-mail
marketing@cohenandsteers.com
On the Internet
www.cohenandsteers.com
This information may also be available from your broker or financial intermediary. In addition, information about the Fund (including the Fund’s SAI) may be obtained from the SEC:
•
By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.
•
By electronic request at the following e-mail address: publicinfo@sec.gov. Upon payment of a duplicating fee, copies of the information will be sent to you.
1166 AVENUE OF THE AMERICAS, 30TH FLOOR, NEW YORK, NEW YORK 10036
SEC File No. 811-6302
CSRPROR-05.2025